Document and Entity Information	12 Months Ended
Feb. 28, 2015
Document Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Feb. 28, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	BBRY
Entity Registrant Name	BLACKBERRY Ltd
Entity Central Index Key	0001070235
Current Fiscal Year End Date	--02-28
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	528,802,322